Note 6 - Equity	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
6.	Equity

The movement of equity is as follows
:

	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests	Total equity

Balances at January 1, 2017 (audited)	2	44,369	(32,128)	(91)	147	12,299
Issuance of ordinary shares (unaudited)	-	89,443	-	-	-	89,443
Share-based compensation (unaudited)	-	7,331	-	-	1,425	8,756
Foreign currency translation loss (unaudited)	-	-	-	(3)	(2)	(5)
Net loss (unaudited)	-	-	(60,737)	-	(1,850)	(62,587)

Balances at June 30, 2017 (unaudited)	2	141,143	(92,865)	(94)	(280)	47,906

Balances at January 1, 2016 (audited)	2	29,119	(20,118)	(53)	708	9,658
Foreign currency translation loss (unaudited)	-	-	-	(23)	(16)	(39)
Net loss (unaudited)	-	-	(5,389)	-	(203)	(5,592)

Balances at June 30, 2016 (unaudited)	2	29,119	(25,507)	(76)	489	4,027